Non-Current Financial Assets - Summary of Non-Current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non financial assets.
Non-current financial assets	€ 6,033	€ 3,012	€ 2,745
Deposits [member]
Disclosure of non financial assets.
Non-current financial assets	1,374	577	824
Pledged securities [member]
Disclosure of non financial assets.
Non-current financial assets	4,226	1,102	611
Liquidity contract [member]
Disclosure of non financial assets.
Non-current financial assets	€ 432	€ 1,333	€ 1,310